Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Income Tax Benefit From Continuing Operations

	2012			2011			2010
	Federal	State	Total	Federal	State	Total	Federal	State	Total

Current	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deferred	5,763	674	6,437	(135)	(25)	(160)	(26)	(5)	(31)

Total income tax (benefit) expense	$5,763	$674	$6,437	$(135)	$(25)	$(160)	$(26)	$(5)	$(31)

Schedule Of Actual Income Benefit From Continuing Operations

	2012	2011	2010

Computed "expected" income tax (benefit) expense	$110	$(144)	$(70)
State income taxes, net Federal income tax benefit	14	(17)	(8)
Valuation expense	6,337	—	—
Other	(24)	1	47

Total income tax benefit	$6,437	$(160)	$(31)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities

	2012	2011	2010
Deferred tax assets:
Expenses accrued for consolidated financial statement purposes, nondeductible for tax return purposes	$234	$326	$297

Net operating losses carried forward for federal income tax purposes	6,289	5,524	3,827

	6,523	5,850	4,124

Valuation allowance	(6,337)	—	—

Total deferred tax assets	186	5,850	4,124

Deferred liabilities:
Tax depreciation in excess of book depreciation	186	240	418

Total deferred tax liabilities	186	240	418

Net deferred tax assets	$—	$5,610	$3,706